                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                         San Diego, CA          05/12/2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:        103

Form 13F Information Table Value Total:   $324,139
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11686               American Assets, Inc.
2     028-11690               Ernest S. Rady
3     028-12131               American Assets Investment Management, LLC

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                           Form 13-F Information Table
                              as of March 31, 2008

                                                                                                               VOTING AUTHORITY
                                  TITLE                VALUE   SHARES/  SH/  PUT/  INVSTMT                  ---------------------
        NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  OTHER MANAGERS   SOLE    SHARED  NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------------  -------  ------  ----
ABBOTT LABORATORIES                COM    002824100      4412    80000   SH        DEFINED  NOS 1 & 2         80000
ALPHATEC HLDGS INC                 COM    02081G102       200    39854   SH        DEFINED  NOS 1 & 2         39854
ALTRIA GROUP INC                   COM    02209S103      8880   400000   SH        DEFINED  NOS 1 & 2        400000
AMBAC FINL GROUP INC               COM    023139108        86    15000   SH        DEFINED  NOS 1 & 2         15000
AMERICAN ELEC PWR                  COM    025537101       509    12225   SH        DEFINED  NOS 1 & 2         12225
AMERICAN EXPRESS                   COM    025816109      1093    25000   SH        DEFINED  NOS 1 & 2         25000
AMERICAN INTL GROUP                COM    026874107     10654   246328   SH        DEFINED  NOS 1 & 2        246328
AMERISOURCEBER                     COM    03073E105       184     4500   SH        DEFINED  NOS 1 & 2          4500
AMGEN                              COM    031162100       668    16000   SH        DEFINED  NOS 1 & 2         16000
APPLE COMPUTER                     COM    037833100       861     6000   SH        DEFINED  NOS 1 & 2          6000
BANK AMER CORP                     COM    060505104     23883   630000   SH        DEFINED  NOS 1 & 2        630000
BEAR STEARNS                       COM    073902108       708    67500   SH        DEFINED  NOS 1 & 2         67500
BERKSHIRE HATHAWAY                 COM    084670207        22        5   SH        DEFINED  NOS 1 & 2             5
BP PLC ADR                         COM    055622104      2123    35000   SH        DEFINED  NOS 1 & 2         35000
CAPITAL ONE FINANCIAL              COM    14040H105      4981   101200   SH        DEFINED  NOS 1 & 2        101200
CARDINAL HEALTH INC                COM    14149Y108       257     4900   SH        DEFINED  NOS 1 & 2          4900
CATERPILLLAR INC                   COM    149123101      2349    30000   SH        DEFINED  NOS 1 & 2         30000
CBS CORP                           COM    124857202       442    20000   SH        DEFINED  NOS 1 & 2         20000
CHUBB CORP                         COM    171232101      3464    70000   SH        DEFINED  NOS 1 & 2         70000
CINCINNATI FINL CORP               COM    172062101       419    11025   SH        DEFINED  NOS 1 & 2         11025
CIT GROUP                          COM    125581108      1185   100000   SH        DEFINED  NOS 1 & 2        100000
CITIGROUP INC                      COM    172967101      7069   330000   SH        DEFINED  NOS 1 & 2        330000
COCA COLA                          COM    191216100      1522    25000   SH        DEFINED  NOS 1 & 2         25000
COMCAST CORP                       COM    20030N101      3481   180000   SH        DEFINED  NOS 1 & 2        180000
CONOCOPHILLIPS                     COM    20825C104      7621   100000   SH        DEFINED  NOS 1 & 2        100000
CORUS BANKSHARE                    COM    220873103        49     5000   SH        DEFINED  NOS 1 & 2          5000
CV THERAPEUTICS INC                COM    126667104       176    24700   SH        DEFINED  NOS 1 & 2         24700
DEAN FOODS CO                      COM    242370104       804    40000   SH        DEFINED  NOS 1 & 2         40000
DUKE ENERGY CORP                   COM    264399106      1785   100000   SH        DEFINED  NOS 1 & 2        100000

EBAY INC                           COM    278642103       895    30000   SH        DEFINED  NOS 1 & 2         30000
EDISON INTL                        COM    281020107      6128   125000   SH        DEFINED  NOS 1 & 2        125000
ELI LILLY                          COM    532457108      2837    55000   SH        DEFINED  NOS 1 & 2         55000
ENDOLOGIX INC                      COM    29266S106       264    88132   SH        DEFINED  NOS 1 & 2         88132
EXXON MOBIL                        COM    30231G102      4229    50000   SH        DEFINED  NOS 1 & 2         50000
FANNIE MAE                         COM    313586109      2895   110000   SH        DEFINED  NOS 1 & 2        110000
FIDELITY NATL FINANCIAL INC        COM    31620R105      2388   130281   SH        DEFINED  NOS 1 & 2        130281
FIDELITY NATL INFORMATION SVCS     COM    31620M106      2184    57261   SH        DEFINED  NOS 1 & 2         57261
FPL GROUP INC                      COM    302571104       924    14724   SH        DEFINED  NOS 1 & 2         14724
FREDDIE MAC                        COM    313400301      8102   320000   SH        DEFINED  NOS 1 & 2        320000
GENERAL ELECTRIC CO.               COM    369604103      4996   135000   SH        DEFINED  NOS 1 & 2        135000
GENERAL MILLS                      COM    370334104      2102    35100   SH        DEFINED  NOS 1 & 2         35100
GENOPTIX                           COM    37243V100       233     9300   SH        DEFINED  NOS 1 & 2          9300
GLAXOSMITHKLINE                    COM    37733W105      3819    90000   SH        DEFINED  NOS 1 & 2         90000
GOOGLE                             COM    38259P508       529     1200   SH        DEFINED  NOS 1 & 2          1200
HAEMONETICS CORP                   COM    405024100       238     4000   SH        DEFINED  NOS 1 & 2          4000
HARMAN INTL                        COM    413086109       544    12500   SH        DEFINED  NOS 1 & 2         12500
HARTFORD FIN SVCS GRP              COM    416515104      6819    90000   SH        DEFINED  NOS 1 & 2         90000
HOME DEPOT                         COM    437076102      1958    70000   SH        DEFINED  NOS 1 & 2         70000
HOST MARRIOTT CORP                 COM    44107P104       390    24487   SH        DEFINED  NOS 1 & 2         24487
HSBC HLDGS PLC                     COM    404280406      6605    80250   SH        DEFINED  NOS 1 & 2         80250
ICU MED INC                        COM    44930G107       702    24400   SH        DEFINED  NOS 1 & 2         24400
IMMUCOR                            COM    452526106       107     5000   SH        DEFINED  NOS 1 & 2          5000
IMPERIAL CAP BANCORP               COM    452680101       216    10000   SH        DEFINED  NOS 1 & 2         10000
INDYMAC BANCORP INC                COM    456607100       496   100000   SH        DEFINED  NOS 1 & 2        100000
ISTAR FINL INC                     COM    45031U101       421    30000   SH        DEFINED  NOS 1 & 2         30000
JOHNSON & JOHNSON                  COM    478160104     11858   182800   SH        DEFINED  NOS 1 & 2        182800
JP MORGAN CHASE & CO.              COM    46625H100     17395   405000   SH        DEFINED  NOS 1 & 2        405000
KROGER CO.                         COM    501044101      1778    70000   SH        DEFINED  NOS 1 & 2         70000
LABORATORY CORP                    COM    50540R409       214     2900   SH        DEFINIED NOS 1 & 2          2900
LINCARE HLDGS                      COM    532791100       124     4400   SH        DEFINED  NOS 1 & 2          4400
LOWES COMPANIES                    COM    548661107      2745   119681   SH        DEFINED  NOS 1 & 2        119681
MACERICH CO.                       COM    554382101      3513    50000   SH        DEFINED  NOS 1 & 2         50000
MBIA INC                           COM    55262C100       244    20000   SH        DEFINED  NOS 1 & 2         20000
MCGRAW HILL COMPANIES              COM    580645109       554    15000   SH        DEFINED  NOS 1 & 2         15000
MCKESSON CORP                      COM    58155Q103       105     2000   SH        DEFINED  NOS 1 & 2          2000
MGIC INVESTMENT                    COM    552848103       211    20000   SH        DEFINED  NOS 1 & 2         20000
MICROSOFT CORP                     COM    594918104      3406   120000   SH        DEFINED  NOS 1 & 2        120000
MICRUS ENDOVASCULAR CORP           COM    59518V102       362    29300   SH        DEFINED  NOS 1 & 2         29300

MORGAN STANLEY                     COM    617446448      6169   135000   SH        DEFINED  NOS 1 & 2        135000
MORTONS RESTAURANT                 COM    619430101       436    55000   SH        DEFINED  NOS 1 & 2         55000
OBAGI MEDICAL                      COM    67423R108       103    11900   SH        DEFINED  NOS 1 & 2         11900
ORTHOVITA INC                      COM    68750U102       169    65600   SH        DEFINED  NOS 1 & 2         65600
OVERSEAS SHIPHOLDING               COM    690368105      5603    80000   SH        DEFINED  NOS 1 & 2         80000
PEPSICO INC                        COM    713448108     14180   196400   SH        DEFINED  NOS 1 & 2        196400
PG&E CORP                          COM    69331C108      3682   100000   SH        DEFINED  NOS 1 & 2        100000
PHILIP MORRIS INTL                 COM    718172109     20232   400000   SH        DEFINED  NOS 1 & 2        400000
PINNACLE WEST CAP CORP             COM    723484101      4385   125000   SH        DEFINED  NOS 1 & 2        125000
PMI GROUP INC                      COM    69344M101       116    20000   SH        DEFINED  NOS 1 & 2         20000
PPL CORPORATION                    COM    69351T106      4592   100000   SH        DEFINED  NOS 1 & 2        100000
QUEST DIAGNOSTICS INC              COM    74834L100       158     3500   SH        DEFINED  NOS 1 & 2          3500
ROYAL DUTCH SHELL PLC              COM    780259206      9657   140000   SH        DEFINED  NOS 1 & 2        140000
SANDISK CORP                       COM    80004C101       451    20000   SH        DEFINED  NOS 1 & 2         20000
SCHERING PLOUGH                    COM    806605101       360    25000   SH        DEFINED  NOS 1 & 2         25000
SEARS HOLDINGS CORP                COM    812350106       664     6500   SH        DEFINED  NOS 1 & 2          6500
SENORX INC                         COM    81724W104       522    80987   SH        DEFINED  NOS 1 & 2         80987
SEPRACOR INC                       COM    817315104       683    35000   SH        DEFINED  NOS 1 & 2         35000
SPECTRA ENERGY                     COM    847560109      1137    50000   SH        DEFINED  NOS 1 & 2         50000
ST JOE CO                          COM    790148100       859    29000   SH        DEFINED  NOS 1 & 2         29000
STARBUCKS CORP                     COM    855244109       525    30000   SH        DEFINED  NOS 1 & 2         30000
STARWOOD HOTELS                    COM    85590A203      2070    40000   SH        DEFINED  NOS 1 & 2         40000
SUPERVALUE INC                     COM    868536103       136     4550   SH        DEFINED  NOS 1 & 2          4550
TIME WARNER INC                    COM    887317105       701    50000   SH        DEFINED  NOS 1 & 2         50000
USG CORP                           COM    903293405      1473    40000   SH        DEFINED  NOS 1 & 2         40000
VALERO                             COM    91913Y100       982    20000   SH        DEFINED  NOS 1 & 2         20000
VISA                               COM    92826C839       284     4550   SH        DEFINED  NOS 1 & 2          4550
WACHOVIA CORP                      COM    929903102     24296   899864   SH        DEFINED  NOS 1 & 2        899864
WALGREEN                           COM    931422109       114     3000   SH        DEFINED  NOS 1 & 2          3000
WAL-MART STORES                    COM    931142103      4741    90000   SH        DEFINED  NOS 1 & 2         90000
WATERS CORP                        COM    941848103       234     4200   SH        DEFINED  NOS 1 & 2          4200
WELLS FARGO & CO.                  COM    949746101     11640   400000   SH        DEFINED  NOS 1 & 2        400000
WYETH                              COM    983024100      4176   100000   SH        DEFINED  NOS 1 & 2        100000
XTO ENERGY                         COM    98385X106      2215    35800   SH        DEFINED  NOS 1 & 2         35800
YUM BRANDS                         COM    988498101      2977    80000   SH        DEFINED  NOS 1 & 2         80000